UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
6/30/14 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (121.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (81.6%)

Government National Mortgage Association Adjustable Rate Mortgages 1 5/8s, July 20, 2026			$21,337	$21,912

Government National Mortgage Association Graduated Payment Mortgages
13 1/4s, December 20, 2014			840	852
11 1/4s, with due dates from September 15, 2015 to December 15, 2015			5,956	6,330
9 1/4s, with due dates from April 15, 2016 to May 15, 2016			6,752	7,184

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019			5,331	5,937
7 1/2s, October 20, 2030			82,168	98,561
5 1/2s, August 15, 2035			594	670
5s, TBA, July 1, 2041			52,000,000	57,321,878
4 1/2s, with due dates from March 20, 2041 to July 15, 2041			79,212,915	86,602,480
4 1/2s, TBA, July 1, 2044			238,000,000	259,940,625
4s, with due dates from October 15, 2040 to August 20, 2043			89,536,181	95,857,616
4s, August 20, 2043(FWC)			20,168,545	21,597,676
4s, TBA, July 1, 2044			158,000,000	169,134,070
3 1/2s, with due dates from October 20, 2042 to June 15, 2043			189,687,811	197,427,510
3 1/2s, TBA, July 1, 2044			8,000,000	8,333,125

				896,356,426
U.S. Government Agency Mortgage Obligations (40.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044(F)			4,000,000	4,341,367
4 1/2s, December 1, 2039			768,402	844,102
4s, July 1, 2043(FWC)			2,806,493	2,989,792
4s, July 1, 2042			1,755,205	1,867,099
4s, November 1, 2041(FWC)			795,934	846,674
4s, April 1, 2041(FWC)			2,204,487	2,345,023

Federal National Mortgage Association Pass-Through Certificates
6s, January 1, 2038			419,395	471,705
6s, TBA, July 1, 2044			11,000,000	12,393,047
5 1/2s, TBA, July 1, 2044			45,000,000	50,385,938
4 1/2s, with due dates from April 1, 2040 to February 1, 2044			9,422,289	10,217,512
4 1/2s, March 1, 2042(FWC)			1,333,168	1,464,402
4 1/2s, August 1, 2041(FWC)			707,896	776,252
4 1/2s, April 1, 2040(FWC)			1,085,053	1,190,846
4 1/2s, March 1, 2040			16,364,266	17,555,781
4 1/2s, TBA, July 1, 2044			41,000,000	44,408,125
4s, May 1, 2044(FWC)			3,989,941	4,255,054
4s, January 1, 2043(FWC)			3,767,586	4,017,925
4s, October 1, 2042			4,629,667	4,893,161
4s, TBA, July 1, 2044			68,000,000	72,175,622
3 1/2s, TBA, July 1, 2044			18,000,000	18,531,562
3s, August 1, 2043(FWC)			256,154	249,911
3s, February 1, 2043			4,808,854	4,759,451
3s, TBA, July 1, 2044			98,000,000	96,820,942
2 1/2s, March 1, 2043			88,050,101	83,602,884

				441,404,177

Total U.S. government and agency mortgage obligations (cost $1,330,898,808)				$1,337,760,603

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
3 1/2s, May 15, 2020(i)			$601,000	$659,868
1/4s, July 31, 2015(i)			312,000	312,618
1 3/8s, June 30, 2018(i)			242,000	242,554

Total U.S. treasury Obligations (cost $1,215,040)				$1,215,040

MORTGAGE-BACKED SECURITIES (23.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (23.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.993s, 2032			$36,560	$54,444
IFB Ser. 3408, Class EK, 25.182s, 2037			415,781	608,166
IFB Ser. 2976, Class LC, 23.864s, 2035			2,599,745	3,822,277
IFB Ser. 2979, Class AS, 23.717s, 2034			167,893	214,903
IFB Ser. 3072, Class SM, 23.24s, 2035			1,140,136	1,636,612
IFB Ser. 3072, Class SB, 23.094s, 2035			680,867	970,829
IFB Ser. 3249, Class PS, 21.774s, 2036			441,511	607,130
IFB Ser. 3065, Class DC, 19.405s, 2035			3,557,529	5,092,497
IFB Ser. 2990, Class LB, 16.558s, 2034			2,836,571	3,716,078
IFB Ser. 4105, Class HS, IO, 6.448s, 2042			9,575,008	2,434,350
IFB Ser. 4012, Class SN, IO, 6.348s, 2042			5,399,313	1,342,377
IFB Ser. 4136, Class ES, IO, 6.098s, 2042			9,203,835	1,694,150
IFB Ser. 4105, Class LS, IO, 5.998s, 2041			3,599,345	664,115
Ser. 4175, Class S, IO, 5.948s, 2043			5,163,557	1,192,343
IFB Ser. 4240, Class SA, IO, 5.848s, 2043			7,386,664	1,722,570
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			18,011,744	4,419,673
IFB Ser. 311, Class S1, IO, 5.798s, 2043			11,505,188	2,615,265
IFB Ser. 315, Class S1, IO, 5.768s, 2043			7,144,686	1,712,869
Ser. 4122, Class TI, IO, 4 1/2s, 2042			10,158,202	2,272,390
Ser. 4024, Class PI, IO, 4 1/2s, 2041			8,701,639	1,794,746
Ser. 4018, Class DI, IO, 4 1/2s, 2041			5,662,666	1,044,649
Ser. 4116, Class MI, IO, 4s, 2042			21,457,445	4,081,759
Ser. 4019, Class JI, IO, 4s, 2041			11,664,042	2,063,369
Ser. 4165, Class AI, IO, 3 1/2s, 2043			6,632,429	1,273,634
Ser. 13-303, Class C19, IO, 3 1/2s, 2043			6,032,159	1,403,180
FRB Ser. T-57, Class 2A1, 3.24s, 2043			30,207	29,754
Ser. 4141, Class PI, IO, 3s, 2042			11,827,381	1,596,815
Ser. 4158, Class TI, IO, 3s, 2042			19,644,911	2,695,085
Ser. 4165, Class TI, IO, 3s, 2042			23,364,332	3,116,802
Ser. 4171, Class NI, IO, 3s, 2042			13,668,179	1,909,445
Ser. 4183, Class MI, IO, 3s, 2042			9,857,565	1,377,102
FRB Ser. T-59, Class 2A1, 2.855s, 2043			16,200	15,714
Ser. T-56, Class A, IO, 0.524s, 2043			687,281	11,705
Ser. T-8, Class A9, IO, 0.48s, 2028			2,457,996	26,116
Ser. T-59, Class 1AX, IO, 0.273s, 2043			5,823,191	71,425
Ser. T-48, Class A2, IO, 0.212s, 2033			8,575,288	83,743
Ser. T-56, Class 1, IO, zero %, 2043			762,312	60
Ser. T-56, Class 2, IO, zero %, 2043			725,466	2,267
Ser. T-56, Class 3, IO, zero %, 2043			586,182	46
Ser. 3369, Class BO, PO, zero %, 2037			12,441	11,055
Ser. 3391, PO, zero %, 2037			49,008	41,681
Ser. 3300, PO, zero %, 2037			155,565	138,088
Ser. 3314, PO, zero %, 2036			51,132	48,292
Ser. 3206, Class EO, PO, zero %, 2036			11,460	10,178
Ser. 3175, Class MO, PO, zero %, 2036			130,599	115,086
Ser. 3210, PO, zero %, 2036			12,984	11,905
FRB Ser. T-54, Class 2A, IO, zero %, 2043			3,418,108	267
FRB Ser. 3117, Class AF, zero %, 2036			17,637	15,046
FRB Ser. 3326, Class WF, zero %, 2035			36,704	30,970
FRB Ser. 3036, Class AS, zero %, 2035			6,126	6,038

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.988s, 2036			774,398	1,448,624
IFB Ser. 05-74, Class NK, 26.74s, 2035			1,999,564	3,259,969
IFB Ser. 06-8, Class HP, 24.009s, 2036			841,193	1,300,190
IFB Ser. 07-53, Class SP, 23.643s, 2037			973,661	1,443,349
IFB Ser. 08-24, Class SP, 22.726s, 2038			4,302,907	6,497,323
IFB Ser. 05-122, Class SE, 22.568s, 2035			819,182	1,180,643
IFB Ser. 05-75, Class GS, 19.794s, 2035			468,950	627,034
IFB Ser. 05-106, Class JC, 19.653s, 2035			1,240,706	1,830,612
IFB Ser. 05-83, Class QP, 16.999s, 2034			394,557	508,734
IFB Ser. 11-4, Class CS, 12.596s, 2040			2,720,759	3,221,620
Ser. 06-10, Class GC, 6s, 2034			4,216,495	4,342,990
IFB Ser. 13-59, Class SC, IO, 5.998s, 2043			9,922,276	2,159,645
IFB Ser. 12-153, Class SK, IO, 5.998s, 2043			4,389,986	1,064,659
IFB Ser. 12-111, Class JS, IO, 5.948s, 2040			6,781,284	1,358,859
IFB Ser. 13-101, Class AS, IO, 5.798s, 2043			10,887,644	2,544,225
IFB Ser. 13-103, Class SK, IO, 5.768s, 2043			4,151,750	1,000,066
IFB Ser. 13-136, Class SB, IO, 5.748s, 2044			11,644,744	2,352,122
IFB Ser. 13-102, Class SH, IO, 5.748s, 2043			11,341,465	2,641,427
Ser. 418, Class C24, IO, 4s, 2043			8,245,246	1,912,510
Ser. 409, Class C16, IO, 4s, 2040			11,715,159	2,142,408
Ser. 418, Class C15, IO, 3 1/2s, 2043			17,153,303	3,875,574
Ser. 12-124, Class JI, 3 1/2s, 2042			4,588,949	720,786
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			8,830,544	1,793,738
FRB Ser. 03-W14, Class 2A, 3.446s, 2043			27,825	27,547
FRB Ser. 04-W7, Class A2, 3.358s, 2034			13,077	13,534
FRB Ser. 03-W3, Class 1A4, 3.345s, 2042			50,634	48,989
FRB Ser. 03-W11, Class A1, 3.28s, 2033			1,577	1,608
Ser. 13-55, Class IK, IO, 3s, 2043			9,527,263	1,324,290
Ser. 12-151, Class PI, IO, 3s, 2043			9,503,965	1,360,968
Ser. 13-8, Class NI, IO, 3s, 2042			11,273,320	1,596,424
Ser. 12-145, Class TI, IO, 3s, 2042			11,490,965	1,299,628
Ser. 13-35, Class IP, IO, 3s, 2042			7,411,072	820,718
Ser. 13-55, Class PI, IO, 3s, 2042			16,714,013	2,051,311
Ser. 13-53, Class JI, IO, 3s, 2041			11,834,894	1,520,044
Ser. 13-23, Class PI, IO, 3s, 2041			13,291,164	1,329,781
Ser. 13-30, Class IP, IO, 3s, 2041			16,294,940	1,479,743
Ser. 13-23, Class LI, IO, 3s, 2041			11,945,327	1,254,020
Ser. 14-28, Class AI, IO, 3s, 2040			11,532,933	1,816,437
FRB Ser. 04-W2, Class 4A, 2.864s, 2044			24,002	24,002
Ser. 98-W5, Class X, IO, 0.947s, 2028			4,561,090	225,204
Ser. 98-W2, Class X, IO, 0.643s, 2028			16,019,410	931,128
Ser. 01-50, Class B1, IO, 0.42s, 2041			974,277	13,092
FRB Ser. 07-95, Class A3, 0.402s, 2036			13,676,000	13,094,770
Ser. 01-79, Class BI, IO, 0.313s, 2045			2,477,125	24,481
Ser. 03-34, Class P1, PO, zero %, 2043			123,155	107,145
Ser. 03-W1, Class 2A, IO, zero %, 2042			7,242,537	566
Ser. 08-53, Class DO, PO, zero %, 2038			291,725	240,084
Ser. 07-64, Class LO, PO, zero %, 2037			87,271	77,343
Ser. 07-44, Class CO, PO, zero %, 2037			219,934	188,877
Ser. 07-14, Class KO, PO, zero %, 2037			22,773	19,956
Ser. 06-125, Class OX, PO, zero %, 2037			5,474	4,959
Ser. 06-84, Class OT, PO, zero %, 2036			7,124	6,385
Ser. 06-46, Class OC, PO, zero %, 2036			11,010	9,711
Ser. 08-36, Class OV, PO, zero %, 2036			70,147	60,179
Ser. 1988-12, Class B, zero %, 2018			5,359	5,105

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.553s, 2036			11,045,171	1,804,339
IFB Ser. 11-56, Class SI, IO, 6.497s, 2041			22,407,973	4,022,931
IFB Ser. 11-56, Class MI, IO, 6.297s, 2041			8,060,527	1,868,430
IFB Ser. 13-165, Class LS, IO, 5.997s, 2043			6,258,558	1,195,635
IFB Ser. 10-20, Class SC, IO, 5.997s, 2040			20,174,244	3,626,320
IFB Ser. 11-146, Class AS, IO, 5.948s, 2041			7,078,404	1,505,267
Ser. 13-149, Class MS, IO, 5.947s, 2039			9,853,104	1,673,648
IFB Ser. 11-128, Class TS, IO, 5.898s, 2041			5,978,494	1,167,600
IFB Ser. 12-34, Class SA, IO, 5.897s, 2042			8,986,751	1,910,673
IFB Ser. 11-70, Class SN, IO, 5.748s, 2041			3,260,000	785,921
Ser. 13-51, Class QI, IO, 5s, 2043			13,316,867	2,883,102
Ser. 13-3, Class IT, IO, 5s, 2043			6,865,303	1,405,969
Ser. 13-6, Class OI, IO, 5s, 2043			56,123,937	11,913,428
Ser. 13-16, Class IB, IO, 5s, 2040			9,804,001	878,856
Ser. 10-35, Class UI, IO, 5s, 2040			8,890,344	1,984,161
Ser. 10-9, Class UI, IO, 5s, 2040			33,681,348	7,461,046
Ser. 09-121, Class UI, IO, 5s, 2039			14,451,529	3,305,498
Ser. 10-58, Class VI, IO, 5s, 2038			573,149	22,926
Ser. 13-39, Class IJ, IO, 4 1/2s, 2043			79,459,789	16,553,434
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			4,809,280	1,027,984
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			8,388,322	1,744,687
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			7,411,730	1,716,483
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			8,615,488	1,543,895
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			20,388,654	3,891,582
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			22,938,480	4,800,715
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			4,797,641	1,039,684
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			12,596,893	1,181,211
Ser. 10-116, Class IB, IO, 4 1/2s, 2036			345,293	28,055
Ser. 10-19, Class IH, IO, 4 1/2s, 2034			464,135	19,726
Ser. 14-2, Class IL, IO, 4s, 2044			4,586,359	1,055,579
Ser. 13-165, Class IL, IO, 4s, 2043			5,776,287	990,575
Ser. 12-56, Class IB, IO, 4s, 2042			17,492,047	4,002,032
Ser. 12-47, Class CI, IO, 4s, 2042			8,215,955	1,876,734
Ser. 14-4, Class IK, IO, 4s, 2039			11,219,324	1,856,237
Ser. 10-114, Class MI, IO, 4s, 2039			12,421,779	1,725,509
Ser. 10-116, Class QI, IO, 4s, 2034			5,220,346	289,170
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			15,532,608	2,539,426
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			9,749,969	1,546,540
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			8,825,401	1,511,879
Ser. 12-136, Class IO, IO, 3 1/2s, 2042			13,469,462	3,232,132
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			6,994,263	1,073,130
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			12,709,357	1,897,507
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			7,252,108	876,621
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			8,141,818	1,381,748
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			19,346,257	3,677,337
Ser. 14-44, Class IC, IO, 3s, 2028			17,799,313	2,098,381
Ser. 10-151, Class KO, PO, zero %, 2037			1,797,951	1,555,857
Ser. 06-36, Class OD, PO, zero %, 2036			18,584	16,442
Ser. 06-64, PO, zero %, 2034			41,347	40,862

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.8s, 2027			1,202,359	9,018
Ser. 98-3, IO, 0.003s, 2027			700,667	10,291
Ser. 98-2, IO, zero %, 2027			594,569	4,273
Ser. 98-4, IO, zero %, 2026			934,096	22,988

				256,277,670

Total mortgage-backed securities (cost $231,390,503)				$256,277,670

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.8425/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8425		$68,490,500	$1,269,129

Total purchased swap options outstanding (cost $828,735)				$1,269,129

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55		$47,000,000	$1,463,392

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		53,000,000	438,840

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		53,000,000	438,840

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.22		44,000,000	337,876

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.31		62,000,000	272,056

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		54,000,000	440,640

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		54,000,000	440,640

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		54,000,000	439,020

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		54,000,000	439,020

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.44		44,000,000	218,372

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.25		44,000,000	186,032

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.56		31,000,000	170,500

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.09		44,000,000	162,096

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.34		60,000,000	98,940

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.88		31,000,000	93,496

Total purchased options outstanding (cost $7,038,828)				$5,639,760

SHORT-TERM INVESTMENTS (29.9%)(a)
			Principal amount/shares	Value

Federal Farm Credit Bank unsec. discount notes commercial paper with an effective yield of 0.05%, August 1, 2014			$12,000,000	$11,999,483

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.07%, August 22, 2014			24,200,000	24,197,553

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.05%, August 6, 2014			25,000,000	24,998,625

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.06%, July 11, 2014			7,547,000	7,546,874

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.06%, July 25, 2014			25,000,000	24,999,050

Federal Home Loan Mortgage Corporation unsec. discount notes commercial paper with an effective yield of 0.05%, July 1, 2014			3,600,000	3,600,000

Federal Home Loan Mortgage Corporation unsec. discount notes commercial paper with an effective yield of 0.08%, October 17, 2014			7,480,000	7,478,878

Federal Home Loan Mortgage Corporation unsec. discount notes commercial paper with an effective yield of 0.07%, September 8, 2014			25,000,000	24,998,075

Federal National Mortgage Association unsec. discount notes commercial paper with an effective yield of 0.05%, July 2, 2014			8,929,000	8,928,988

Federal National Mortgage Association unsec. discount notes commercial paper with an effective yield of 0.09%, October 6, 2014			2,104,000	2,103,716

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	152,926,070	152,926,070

U.S. Treasury Bills with an effective yield of 0.11%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			$35,000,000	34,994,744

U.S. Treasury Bills zero%, April 2, 2015(i)			206,000	205,876

Total short-term investments (cost $328,975,604)				$328,977,932

TOTAL INVESTMENTS

Total investments (cost $1,900,347,518)(b)				$1,931,140,134

FUTURES CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	938	$232,835,050	Sep-15	$(93,133)
U.S. Treasury Bond 30 yr (Short)	791	108,515,313	Sep-14	(369,472)
U.S. Treasury Bond Ultra 30 yr (Short)	28	4,198,250	Sep-14	(25,772)
U.S. Treasury Note 5 yr (Short)	191	22,817,039	Sep-14	(106,307)

Total				$(594,684)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/14 (premiums $4,342,511) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.6425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.6425	$68,490,500	$523,267
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	78,418,700	722,236
(2.7425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7425	68,490,500	852,023
JPMorgan Chase Bank N.A.

(2.515)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.515	71,613,800	225,583
(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	39,209,400	365,824
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	11,494,000	2,063,184

Total			$4,752,117

WRITTEN OPTIONS OUTSTANDING at 6/30/14 (premiums $6,335,938) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$47,000,000	$1,024,741
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	47,000,000	621,387
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	53,000,000	256,520
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	53,000,000	256,520
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	44,000,000	167,640
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	53,000,000	140,980
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	53,000,000	140,980
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.31	62,000,000	124,434
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	44,000,000	89,056
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/99.31	62,000,000	53,134
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	54,000,000	255,420
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	54,000,000	255,420
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	54,000,000	139,320
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	54,000,000	139,320
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	54,000,000	248,940
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	54,000,000	248,940
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	54,000,000	137,160
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	54,000,000	137,160
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.44	44,000,000	79,992
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.25	44,000,000	65,120
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.56	31,000,000	64,573
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.09	44,000,000	51,216
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.34	60,000,000	33,480
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.88	31,000,000	32,085
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.44	44,000,000	27,280
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.56	31,000,000	22,444
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.25	44,000,000	21,824
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.09	44,000,000	18,040
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/99.88	31,000,000	9,641
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/99.34	60,000,000	9,120

Total			$4,871,887

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.

(3.60)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.60	$14,451,000	$(144,510)	$(131,648)
(3.20)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.20	14,451,000	139,091	70,810
JPMorgan Chase Bank N.A.

(3.6275)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.6275	14,451,000	(151,736)	(139,019)
(3.2275)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.2275	14,451,000	143,787	45,665

Total			$(13,368)	$(154,192)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/14 (proceeds receivable $106,474,219) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, July 1, 2044	$12,000,000	7/14/14	$12,997,500
Federal National Mortgage Association, 4s, July 1, 2044	16,000,000	7/14/14	16,982,499
Government National Mortgage Association, 4s, July 1, 2044	72,000,000	7/21/14	77,073,754

Total			$107,053,753

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$360,500,000	(E)	$1,753,742	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(352,300)
	48,704,000	(E)	724,552	9/17/19	3 month USD-LIBOR-BBA	2.25%	(296,333)
	51,632,000	(E)	(1,928,217)	9/17/24	3 month USD-LIBOR-BBA	3.25%	676,411
	16,496,000	(E)	1,685,924	9/17/44	3 month USD-LIBOR-BBA	4.00%	(480,545)
	35,806,900		(256,493)	7/2/24	2.6025%	3 month USD-LIBOR-BBA	(219,392)

	Total		$1,979,508	$(672,159)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$7,089,054	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(4,003)
1,443,974	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(815)
Barclays Bank PLC
1,625,324	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	15,147
2,526,678	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,428)
9,250,006	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(54,010)
8,178,736	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	74,527
7,384,876	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	69,600
190,980	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(108)
14,176,286	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,004)
24,171,869	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(141,137)
19,246,512	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	181,393
181,736	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	476
4,442,109	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	49,259
1,271,485	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,983
66,542,370	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	737,902
4,314,519	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(623)
1,916,583	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,049)
18,338,823	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	172,838
20,695,468	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(120,839)
24,308,137	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	229,097
7,363,806	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	81,659
200,067	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(130)
105,680	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	471
105,680	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	471
925,698	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,724
253,819	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	1,131
225,406	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(420)
42,460	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	189
3,025,312	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(7,784)
8,734,980	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(51,003)
877,527	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,996
55,401,990	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	452,901
4,718,515	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	43,974
16,134,886	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	152,067
235,652	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,147
764,019	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,962
553,968	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,048
8,991,058	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,846
6,056,624	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(26,997)
14,776,790	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(86,280)
6,925,935	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(39,704)
3,979,471	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	46,817
2,257,883	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(17,641)
1,128,942	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(8,821)
1,128,942	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(8,821)
2,265,680	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(17,702)
5,884,437	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(45,977)
2,265,680	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(17,702)
2,034,195	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	19,172
4,690,504	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,387)
3,411,595	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,218)
4,523,563	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(35,344)
7,661,775	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(27,254)
3,316,793	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,366)
4,634,770	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,062)
4,783,165	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	52,294
Citibank, N.A.
102,862	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	459
6,737,218	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	973
Credit Suisse International
900,485	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,487
4,518,680	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(10,041)
3,025,312	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	7,784
105,680	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	471
2,835,141	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,602)
2,835,141	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	30,995
424,163	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	3,467
2,086,064	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	301
5,139,644	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	742
6,863,945	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(24,416)
4,783,165	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,674)
Deutsche Bank AG
133,344	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(284)
225,406	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	420
126,709	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	332
494,881	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	3,916
4,518,680	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,041
Goldman Sachs International
5,467,347	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,555)
4,217,694	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,742)
13,023,320	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(13,925)
4,733,554	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,078)
6,270,199	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,544)
6,270,199	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,544)
7,203,974	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(42,063)
2,706,316	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,802)
5,052,311	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	22,520
76,774	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	342
2,241,731	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,766)
4,950,265	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,293)
4,073,546	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,648)
2,600,794	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,468)
5,504,935	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,579)
9,869,185	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(57,625)
365,879	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,136)
975,707	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,697)
868,313	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,070)
1,212,713	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(788)
592,303	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	(5,826)
5,570,205	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,622)
7,207,496	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,073)
4,617,878	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,610)
9,527,176	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(10,187)
JPMorgan Chase Bank N.A.
9,648,407	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,393)

Total	$—	$1,467,661

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,099,195,987.
(b)	The aggregate identified cost on a tax basis is $1,905,064,617, resulting in gross unrealized appreciation and depreciation of $36,574,679 and $10,499,162, respectively, or net unrealized appreciation of $26,075,517.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$140,001,624	$71,866,307	$58,941,861	$74,823	$152,926,070

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
At the close of the reporting period, the fund maintained liquid assets totaling $820,811,981 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,054,865 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,996,000 and may include amounts related to unsettled agreements.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$256,527,581	$—
Purchased options outstanding	—	5,639,760	—
Purchased swap options outstanding	—	1,269,129	—
U.S. Government and agency mortgage obligations	—	1,337,510,692	—
U.S. Treasury obligations	—	1,215,040	—
Short-term investments	152,926,070	176,051,862	—

Totals by level	$152,926,070	$1,778,214,064	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(594,684)	$—	$—
Written options outstanding	—	(4,871,887)	—
Written swap options outstanding	—	(4,752,117)	—
Forward premium swap option contracts	—	(154,192)	—
TBA sale commitments	—	(107,053,753)	—
Interest rate swap contracts	—	(2,651,667)	—
Total return swap contracts	—	1,467,661	—

Totals by level	$(594,684)	$(118,015,955)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$12,188,434	$16,836,431

Total	$12,188,434	$16,836,431

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$365,100,000
Purchased swap option contracts (contract amount)		$95,400,000
Written TBA commitment option contracts (contract amount)		$730,200,000
Written swap option contracts (contract amount)		$240,600,000
Futures contracts (number of contracts)		2,000
Centrally cleared interest rate swap contracts (notional)		$734,900,000
OTC total return swap contracts (notional)		$787,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$193,963	$—	$—	$—	$—	$—	$—	$193,963
	OTC Total return swap contracts*#	—	2,430,091	—	1,432	52,247	14,709	22,862	—	—	2,521,341
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	70,810	—	—	—	45,665	—	116,475
	Purchased swap options#	1,269,129	—	—	—	—	—	—	—	—	1,269,129
	Purchased options#	—	—	—	—	—	—	—	5,639,760	—	5,639,760

	Total Assets	$1,269,129	$2,430,091	$193,963	$72,242	$52,247	$14,709	$22,862	$5,685,425	$—	$9,740,668

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	288,966	—	—	—		—	—	288,966
	OTC Total return swap contracts*#	4,818	795,811	—	—	47,733	284	203,641	1,393	—	1,053,680
	Futures contracts§	—	—	—	—	—	—	—	—	289,448	289,448
	Forward premium swap option contracts#	—	—	—	131,648	—	—	—	139,019	—	270,667
	Written swap options#	2,097,526	—	—	—	—	—	—	2,654,591	—	4,752,117
	Written options#	—	—	—	—	—	—	—	4,871,887	—	4,871,887

	Total Liabilities	$2,102,344	$795,811	$288,966	$131,648	$47,733	$284	$203,641	$7,666,890	$289,448	$11,526,765

	Total Financial and Derivative Net Assets	$(833,215)	$1,634,280	$(95,003)	$(59,406)	$4,514	$14,425	$(180,779)	$(1,981,465)	$(289,448)	$(1,786,097)
	Total collateral received (pledged)##†	$(805,000)	$1,420,916	$—	$—	$—	$—	$(131,000)	$(1,981,465)	$—
	Net amount	$(28,215)	$213,364	$(95,003)	$(59,406)	$4,514	$14,425	$(49,779)	$—	$(289,448)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014